Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short term Investments
Short-term investments	$ 96,011	$ 214,915
Bank deposits maturing over three months
Short term Investments
Short-term investments	$ 96,011	$ 214,915
Bank deposits maturing over three months | Weighted average
Short term Investments
Effective interest rate (in percentage)	2.65%	2.18%
Bank deposits maturing over three months | Minimum
Short term Investments
Bank deposit maturity period (in days)	91 days	91 days
Bank deposits maturing over three months | Maximum
Short term Investments
Bank deposit maturity period (in days)	129 days	100 days
US$ | Bank deposits maturing over three months
Short term Investments
Short-term investments	$ 73,986	$ 214,538
Hong Kong dollar ("HK$") | Bank deposits maturing over three months
Short term Investments
Short-term investments	$ 22,025	$ 377